Income Taxes - Reconciliation of Income Tax Expense (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income taxes
Profit (loss) before income taxes	R$ (42,534)	R$ (100,901)	R$ 66,356
Combined statutory income taxes rate - %	34.00%	34.00%	34.00%
Income tax benefit (expense) at statutory rates	R$ 14,462	R$ 34,306	R$ (22,561)
Reconciliation adjustments:
Share of loss of equity-accounted investees	(612)	(269)	(240)
Effect of presumed profit of subsidiaries	18,593	11,080	907
Permanent differences		(26,097)
Other additions (exclusions), net	660	(1,035)	(822)
Income taxes benefit (expense)	33,103	17,985	(22,716)
Current	(46,850)	(26,553)	(31,010)
Deferred	R$ 79,953	R$ 44,538	R$ 8,294
Effective rate	778.00%	17.80%	34.20%